Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
July 31, 2023
CGI-NPRT1-0923
1.9891258.104
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	4,560	239,628
Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	1,368	120,042
Netflix, Inc. (a)	17,285	7,587,596
Playtika Holding Corp. (a)	801	9,564
Roblox Corp. (a)	18,079	709,601
Roku, Inc. Class A (a)	615	59,206
Spotify Technology SA (a)	5,522	825,042
World Wrestling Entertainment, Inc. Class A (b)	1,689	177,345
		9,488,396
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	234,260	31,090,987
Class C (a)	203,006	27,022,129
Match Group, Inc. (a)	9,887	459,844
Meta Platforms, Inc. Class A (a)	87,192	27,779,371
Pinterest, Inc. Class A (a)	23,369	677,467
Zoominfo Technologies, Inc. (a)	6,300	161,091
		87,190,889
Media - 0.4%
Cable One, Inc.	16	11,583
Charter Communications, Inc. Class A (a)	4,038	1,636,157
Liberty Broadband Corp.:
Class A (a)	30	2,665
Class C (a)	1,075	95,815
Nexstar Broadcasting Group, Inc. Class A	472	88,132
The Trade Desk, Inc. (a)	17,357	1,584,000
		3,418,352
TOTAL COMMUNICATION SERVICES		100,337,265
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 3.3%
Tesla, Inc. (a)	108,763	29,086,489
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	355,146	47,475,917
Coupang, Inc. Class A (a)	43,146	783,100
eBay, Inc.	1,335	59,421
Etsy, Inc. (a)	2,689	273,337
Ollie's Bargain Outlet Holdings, Inc. (a)	796	58,012
		48,649,787
Distributors - 0.1%
Pool Corp. (b)	1,494	574,802
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)(b)	287	27,848
Grand Canyon Education, Inc. (a)	340	36,907
H&R Block, Inc.	3,814	128,189
Service Corp. International	2,106	140,365
		333,309
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	15,973	2,430,931
Booking Holdings, Inc. (a)	1,462	4,343,310
Caesars Entertainment, Inc. (a)	3,299	194,707
Chipotle Mexican Grill, Inc. (a)	1,083	2,125,149
Choice Hotels International, Inc. (b)	1,203	157,292
Churchill Downs, Inc.	2,804	324,843
Darden Restaurants, Inc.	2,222	375,340
Domino's Pizza, Inc.	1,394	553,056
Doordash, Inc. (a)	9,302	844,529
Draftkings Holdings, Inc. (a)	16,453	522,876
Expedia, Inc. (a)	4,137	506,907
Hilton Worldwide Holdings, Inc.	4,636	720,852
Las Vegas Sands Corp.	12,144	726,333
Marriott International, Inc. Class A	9,942	2,006,395
McDonald's Corp.	11,875	3,481,750
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,101	90,509
Planet Fitness, Inc. (a)	1,562	105,497
Royal Caribbean Cruises Ltd. (a)	2,763	301,471
Starbucks Corp.	44,471	4,516,919
Texas Roadhouse, Inc. Class A	2,621	292,373
Travel+Leisure Co.	1,355	55,189
Vail Resorts, Inc.	160	37,678
Wendy's Co.	6,735	144,735
Wingstop, Inc.	1,176	198,250
Wyndham Hotels & Resorts, Inc.	241	18,779
Wynn Resorts Ltd.	255	27,790
Yum! Brands, Inc.	9,700	1,335,399
		26,438,859
Household Durables - 0.0%
NVR, Inc. (a)	10	63,064
Tempur Sealy International, Inc.	1,364	60,875
TopBuild Corp. (a)	83	22,736
		146,675
Leisure Products - 0.0%
Brunswick Corp.	226	19,506
Peloton Interactive, Inc. Class A (a)	12,406	120,462
Polaris, Inc.	190	25,810
YETI Holdings, Inc. (a)	3,395	144,627
		310,405
Specialty Retail - 3.4%
AutoZone, Inc. (a)	604	1,498,959
Best Buy Co., Inc.	1,074	89,196
Burlington Stores, Inc. (a)	2,542	451,510
CarMax, Inc. (a)	355	29,327
Dick's Sporting Goods, Inc.	179	25,239
Five Below, Inc. (a)	2,163	450,639
Floor & Decor Holdings, Inc. Class A (a)(b)	4,106	471,574
Lowe's Companies, Inc.	17,238	4,038,346
Murphy U.S.A., Inc.	736	225,974
O'Reilly Automotive, Inc. (a)	2,039	1,887,686
RH (a)(b)	107	41,534
Ross Stores, Inc.	12,338	1,414,428
The Home Depot, Inc.	39,918	13,326,225
TJX Companies, Inc.	45,389	3,927,510
Tractor Supply Co. (b)	4,311	965,621
Ulta Beauty, Inc. (a)	1,970	876,256
Valvoline, Inc.	1,809	68,688
Victoria's Secret & Co. (a)	1,403	28,747
Wayfair LLC Class A (a)	1,159	90,251
Williams-Sonoma, Inc. (b)	338	46,860
		29,954,570
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	2,375	257,331
Deckers Outdoor Corp. (a)	1,036	563,263
lululemon athletica, Inc. (a)	4,383	1,659,097
NIKE, Inc. Class B	24,975	2,756,990
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	393	21,843
Tapestry, Inc.	609	26,278
		5,284,802
TOTAL CONSUMER DISCRETIONARY		140,779,698
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	336	124,804
Brown-Forman Corp.:
Class A (b)	1,286	92,476
Class B (non-vtg.)	5,989	422,823
Celsius Holdings, Inc. (a)	2,136	309,079
Constellation Brands, Inc. Class A (sub. vtg.)	598	163,134
Monster Beverage Corp.	29,327	1,686,009
PepsiCo, Inc.	37,536	7,036,499
The Coca-Cola Co.	76,177	4,717,642
		14,552,466
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	1,445	31,400
BJ's Wholesale Club Holdings, Inc. (a)	1,778	117,899
Casey's General Stores, Inc.	216	54,575
Costco Wholesale Corp.	17,466	9,792,662
Dollar General Corp.	8,633	1,457,768
Performance Food Group Co. (a)	2,819	168,463
Sysco Corp.	19,997	1,525,971
Target Corp.	18,126	2,473,655
		15,622,393
Food Products - 0.2%
Freshpet, Inc. (a)(b)	505	37,138
Lamb Weston Holdings, Inc.	5,406	560,224
The Hershey Co.	4,312	997,409
		1,594,771
Household Products - 0.7%
Church & Dwight Co., Inc.	8,625	825,154
Kimberly-Clark Corp.	12,493	1,612,846
Procter & Gamble Co.	17,452	2,727,748
The Clorox Co.	4,869	737,556
		5,903,304
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	2,852	513,360
TOTAL CONSUMER STAPLES		38,186,294
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	7,048	275,436
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP	4,559	54,434
APA Corp.	10,821	438,142
Cheniere Energy, Inc.	9,556	1,546,734
Hess Corp.	6,110	927,070
New Fortress Energy, Inc.	2,606	74,401
ONEOK, Inc.	991	66,437
Ovintiv, Inc. (b)	4,220	194,500
Targa Resources Corp.	8,806	722,004
Texas Pacific Land Corp.	228	343,436
		4,367,158
TOTAL ENERGY		4,642,594
FINANCIALS - 6.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	48	68,702
Nu Holdings Ltd. (a)	62,210	495,192
		563,894
Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,142	1,443,280
Ares Management Corp.	6,303	625,384
Blackstone, Inc.	27,800	2,913,162
Blue Owl Capital, Inc. Class A	2,681	33,030
FactSet Research Systems, Inc.	1,512	657,780
Houlihan Lokey	148	14,778
KKR & Co. LP	6,258	371,600
LPL Financial	3,073	704,823
MarketAxess Holdings, Inc. (b)	1,461	393,330
Moody's Corp.	5,704	2,012,086
Morningstar, Inc.	1,012	233,246
MSCI, Inc.	1,531	839,110
S&P Global, Inc.	1,050	414,236
TPG, Inc.	750	22,073
Tradeweb Markets, Inc. Class A	1,544	126,284
XP, Inc. Class A (a)	1,110	29,981
		10,834,183
Consumer Finance - 0.1%
American Express Co.	7,639	1,290,074
SLM Corp.	3,821	61,824
		1,351,898
Financial Services - 4.1%
Apollo Global Management, Inc.	20,547	1,678,895
Block, Inc. Class A (a)	7,942	639,569
Equitable Holdings, Inc.	14,032	402,578
Euronet Worldwide, Inc. (a)	951	83,564
Fiserv, Inc. (a)	6,645	838,665
FleetCor Technologies, Inc. (a)	2,632	655,131
Jack Henry & Associates, Inc.	899	150,645
MasterCard, Inc. Class A	33,076	13,041,205
PayPal Holdings, Inc. (a)	40,094	3,039,927
Rocket Companies, Inc. (a)(b)	1,803	19,707
Shift4 Payments, Inc. (a)	2,114	145,845
The Western Union Co.	2,217	27,003
Toast, Inc. (a)	13,880	306,332
UWM Holdings Corp. Class A	1,333	8,744
Visa, Inc. Class A	63,841	15,176,921
WEX, Inc. (a)	762	144,285
		36,359,016
Insurance - 0.8%
Arch Capital Group Ltd. (a)	1,968	152,894
Arthur J. Gallagher & Co.	478	102,674
Brighthouse Financial, Inc. (a)	275	14,336
Brown & Brown, Inc.	3,607	254,113
Everest Re Group Ltd.	230	82,917
Kinsale Capital Group, Inc.	858	319,717
Lincoln National Corp.	630	17,665
Marsh & McLennan Companies, Inc.	15,629	2,944,816
Primerica, Inc.	933	198,449
Progressive Corp.	17,255	2,173,785
RenaissanceRe Holdings Ltd.	524	97,862
RLI Corp.	358	47,761
Ryan Specialty Group Holdings, Inc. (a)	3,621	156,934
Willis Towers Watson PLC	513	108,412
		6,672,335
TOTAL FINANCIALS		55,781,326
HEALTH CARE - 10.7%
Biotechnology - 2.6%
AbbVie, Inc.	69,561	10,404,934
Alnylam Pharmaceuticals, Inc. (a)	3,914	764,796
Amgen, Inc.	14,318	3,352,560
Apellis Pharmaceuticals, Inc. (a)	3,926	101,095
BioMarin Pharmaceutical, Inc. (a)	890	78,258
Exact Sciences Corp. (a)	2,436	237,607
Exelixis, Inc. (a)	9,280	182,909
Horizon Therapeutics PLC (a)	7,800	782,106
Incyte Corp. (a)	5,351	340,966
Ionis Pharmaceuticals, Inc. (a)	4,810	199,278
Karuna Therapeutics, Inc. (a)	1,242	248,114
Natera, Inc. (a)	4,061	183,638
Neurocrine Biosciences, Inc. (a)	3,808	387,997
Regeneron Pharmaceuticals, Inc. (a)	277	205,509
Repligen Corp. (a)	960	164,698
Roivant Sciences Ltd. (a)	9,294	111,342
Sarepta Therapeutics, Inc. (a)	3,531	382,725
Seagen, Inc. (a)	5,521	1,058,817
Ultragenyx Pharmaceutical, Inc. (a)	2,722	117,373
Vertex Pharmaceuticals, Inc. (a)	9,292	3,273,943
		22,578,665
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	4,299	478,608
Align Technology, Inc. (a)	3,007	1,136,315
DexCom, Inc. (a)	15,238	1,898,045
Edwards Lifesciences Corp. (a)	23,728	1,947,357
GE Healthcare Holding LLC	1,194	93,132
IDEXX Laboratories, Inc. (a)	3,244	1,799,544
Inspire Medical Systems, Inc. (a)	1,133	326,089
Insulet Corp. (a)	2,730	755,528
Intuitive Surgical, Inc. (a)	13,766	4,465,690
Masimo Corp. (a)	1,859	227,356
Novocure Ltd. (a)(b)	4,076	133,041
Penumbra, Inc. (a)	1,434	435,018
ResMed, Inc.	5,720	1,271,842
Shockwave Medical, Inc. (a)	1,428	372,137
Stryker Corp.	3,556	1,007,806
Tandem Diabetes Care, Inc. (a)	349	12,187
		16,359,695
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)(b)	9,653	184,855
AmerisourceBergen Corp.	6,371	1,190,740
Cardinal Health, Inc.	5,206	476,193
Chemed Corp.	412	214,689
Cigna Group	859	253,491
DaVita HealthCare Partners, Inc. (a)	2,116	215,811
Elevance Health, Inc.	1,242	585,764
Encompass Health Corp.	267	17,630
HCA Holdings, Inc.	1,666	454,501
Humana, Inc.	2,137	976,246
McKesson Corp.	2,059	828,542
Molina Healthcare, Inc. (a)	1,237	376,654
UnitedHealth Group, Inc.	30,816	15,604,298
		21,379,414
Health Care Technology - 0.1%
Certara, Inc. (a)(b)	1,740	33,878
Doximity, Inc. (a)(b)	1,910	68,244
Veeva Systems, Inc. Class A (a)	5,703	1,164,667
		1,266,789
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	3,610	227,358
Agilent Technologies, Inc.	9,463	1,152,310
Bio-Techne Corp.	5,779	481,969
Bruker Corp.	4,179	287,181
ICON PLC (a)(b)	469	117,911
Illumina, Inc. (a)	1,855	356,438
IQVIA Holdings, Inc. (a)	6,734	1,506,800
Maravai LifeSciences Holdings, Inc. (a)	2,562	28,976
Medpace Holdings, Inc. (a)	917	232,157
Mettler-Toledo International, Inc. (a)	858	1,078,909
Sotera Health Co. (a)	2,797	53,087
Thermo Fisher Scientific, Inc.	9,369	5,140,396
Waters Corp. (a)	2,308	637,493
West Pharmaceutical Services, Inc.	2,916	1,073,205
		12,374,190
Pharmaceuticals - 2.3%
Eli Lilly & Co.	33,360	15,163,788
Jazz Pharmaceuticals PLC (a)	1,235	161,069
Merck & Co., Inc.	18,427	1,965,240
Zoetis, Inc. Class A	18,243	3,431,326
		20,721,423
TOTAL HEALTH CARE		94,680,176
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	2,739	509,262
BWX Technologies, Inc.	628	43,332
HEICO Corp.	1,503	264,498
HEICO Corp. Class A	2,960	415,436
Lockheed Martin Corp.	8,916	3,979,835
Northrop Grumman Corp.	318	141,510
Spirit AeroSystems Holdings, Inc. Class A	432	13,746
The Boeing Co. (a)	2,989	713,923
TransDigm Group, Inc.	348	313,103
		6,394,645
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	3,519	352,533
Expeditors International of Washington, Inc.	798	101,585
United Parcel Service, Inc. Class B	7,911	1,480,385
		1,934,503
Building Products - 0.2%
A.O. Smith Corp.	531	38,567
Advanced Drain Systems, Inc.	2,443	298,022
Allegion PLC	3,204	374,419
Armstrong World Industries, Inc.	527	40,769
Trane Technologies PLC	2,636	525,724
Trex Co., Inc. (a)	4,272	295,366
		1,572,867
Commercial Services & Supplies - 0.7%
Cintas Corp.	3,040	1,526,202
Copart, Inc. (a)	16,907	1,494,410
MSA Safety, Inc.	251	41,666
RB Global, Inc.	5,464	352,319
Rollins, Inc. (b)	8,708	355,548
Tetra Tech, Inc.	386	65,315
Waste Management, Inc.	14,418	2,361,524
		6,196,984
Construction & Engineering - 0.1%
EMCOR Group, Inc.	629	135,260
Quanta Services, Inc.	1,482	298,801
Valmont Industries, Inc.	55	14,561
Willscot Mobile Mini Holdings (a)	1,995	95,660
		544,282
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	11,254	97,460
Hubbell, Inc. Class B	958	298,896
Rockwell Automation, Inc.	4,527	1,522,385
Vertiv Holdings Co.	950	24,710
		1,943,451
Ground Transportation - 1.0%
Avis Budget Group, Inc. (a)(b)	283	62,342
CSX Corp.	8,852	294,949
J.B. Hunt Transport Services, Inc.	630	128,482
Landstar System, Inc.	1,130	230,057
Lyft, Inc. (a)	11,943	151,796
Old Dominion Freight Lines, Inc.	3,618	1,517,715
Saia, Inc. (a)	118	49,931
U-Haul Holding Co. (b)	292	17,771
U-Haul Holding Co. (non-vtg.)	1,061	60,700
Uber Technologies, Inc. (a)	76,445	3,780,970
Union Pacific Corp.	10,284	2,386,094
		8,680,807
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	3,385	657,130
Machinery - 1.4%
Allison Transmission Holdings, Inc.	355	20,835
Caterpillar, Inc.	15,267	4,048,350
Deere & Co.	10,051	4,317,910
Donaldson Co., Inc.	1,944	122,142
Graco, Inc.	2,660	211,018
IDEX Corp.	247	55,775
Illinois Tool Works, Inc.	9,743	2,565,527
Lincoln Electric Holdings, Inc.	2,058	413,061
Otis Worldwide Corp.	982	89,323
Toro Co.	4,099	416,663
Xylem, Inc.	1,093	123,236
		12,383,840
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	9,532	159,661
Delta Air Lines, Inc.	1,319	61,017
		220,678
Professional Services - 1.1%
Automatic Data Processing, Inc.	13,989	3,458,920
Booz Allen Hamilton Holding Corp. Class A	5,123	620,293
Broadridge Financial Solutions, Inc.	3,859	648,003
Ceridian HCM Holding, Inc. (a)(b)	510	36,113
Equifax, Inc.	3,321	677,750
FTI Consulting, Inc. (a)	248	43,440
Genpact Ltd.	1,796	64,818
KBR, Inc.	1,902	116,954
Paychex, Inc.	12,696	1,592,967
Paycom Software, Inc.	2,034	750,058
Paycor HCM, Inc. (a)(b)	1,015	27,263
Paylocity Holding Corp. (a)	1,647	373,622
Verisk Analytics, Inc.	5,622	1,287,101
		9,697,302
Trading Companies & Distributors - 0.3%
Fastenal Co.	16,861	988,223
Ferguson PLC	448	72,406
SiteOne Landscape Supply, Inc. (a)	576	97,920
United Rentals, Inc.	549	255,109
W.W. Grainger, Inc.	1,760	1,299,742
Watsco, Inc. (b)	320	121,021
		2,834,421
TOTAL INDUSTRIALS		53,060,910
INFORMATION TECHNOLOGY - 42.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	9,881	1,532,444
Motorola Solutions, Inc.	5,991	1,717,200
Ubiquiti, Inc. (b)	141	25,049
		3,274,693
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	11,569	1,021,658
CDW Corp.	5,018	938,717
Jabil, Inc.	3,195	353,591
Keysight Technologies, Inc. (a)	1,781	286,883
National Instruments Corp.	4,038	238,242
Vontier Corp.	2,117	65,479
Zebra Technologies Corp. Class A (a)	354	109,018
		3,013,588
IT Services - 1.6%
Accenture PLC Class A	24,908	7,879,646
Cloudflare, Inc. (a)	11,325	778,820
EPAM Systems, Inc. (a)	2,189	518,377
Gartner, Inc. (a)	3,025	1,069,610
Globant SA (a)	1,614	282,014
GoDaddy, Inc. (a)	3,652	281,533
MongoDB, Inc. Class A (a)	2,587	1,095,336
Okta, Inc. (a)	386	29,668
Snowflake, Inc. (a)	12,211	2,170,017
Twilio, Inc. Class A (a)	1,124	74,218
VeriSign, Inc. (a)	192	40,502
		14,219,741
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	35,951	4,112,794
Allegro MicroSystems LLC (a)(b)	2,667	137,644
Applied Materials, Inc.	28,117	4,262,256
Broadcom, Inc.	16,090	14,459,279
Enphase Energy, Inc. (a)	5,242	795,893
Entegris, Inc.	312	34,230
KLA Corp.	5,407	2,778,928
Lam Research Corp.	5,008	3,598,198
Lattice Semiconductor Corp. (a)	5,362	487,620
Microchip Technology, Inc.	15,109	1,419,339
Monolithic Power Systems, Inc.	1,787	999,809
NVIDIA Corp.	93,666	43,769,185
Qualcomm, Inc.	38,349	5,068,587
Teradyne, Inc.	5,113	577,462
Texas Instruments, Inc.	14,603	2,628,540
Universal Display Corp.	815	118,892
		85,248,656
Software - 17.8%
Adobe, Inc. (a)	18,062	9,864,923
Alteryx, Inc. Class A (a)	2,365	98,053
ANSYS, Inc. (a)	2,820	964,722
AppLovin Corp. (a)(b)	2,357	74,010
Atlassian Corp. PLC (a)	5,700	1,037,058
Autodesk, Inc. (a)	8,467	1,794,919
Bentley Systems, Inc. Class B (b)	7,022	378,345
Cadence Design Systems, Inc. (a)	10,654	2,493,143
Confluent, Inc. (a)	7,222	249,448
Crowdstrike Holdings, Inc. (a)	8,292	1,340,485
Datadog, Inc. Class A (a)	10,756	1,255,440
DocuSign, Inc. (a)	7,981	429,537
DoubleVerify Holdings, Inc. (a)	4,407	185,535
Dropbox, Inc. Class A (a)	9,073	244,517
Dynatrace, Inc. (a)	8,633	472,139
Elastic NV (a)	3,096	205,729
Fair Isaac Corp. (a)	954	799,423
Five9, Inc. (a)	2,825	247,894
Fortinet, Inc. (a)	25,879	2,011,316
Gen Digital, Inc.	3,477	67,628
GitLab, Inc. (a)	1,968	97,672
HashiCorp, Inc. (a)	2,556	75,683
HubSpot, Inc. (a)	1,798	1,043,829
Informatica, Inc. (a)	232	4,417
Intuit, Inc.	10,768	5,509,986
Manhattan Associates, Inc. (a)	2,438	464,732
Microsoft Corp.	293,373	98,549,858
nCino, Inc. (a)(b)	248	8,023
New Relic, Inc. (a)	2,149	180,473
Nutanix, Inc. Class A (a)	2,246	67,829
Oracle Corp.	24,633	2,887,727
Palantir Technologies, Inc. (a)	73,785	1,463,894
Palo Alto Networks, Inc. (a)	11,753	2,937,780
Pegasystems, Inc.	1,629	85,930
Procore Technologies, Inc. (a)	3,084	233,921
PTC, Inc. (a)	2,234	325,740
RingCentral, Inc. (a)	3,365	139,176
Salesforce, Inc. (a)	28,133	6,330,206
SentinelOne, Inc. (a)(b)	1,013	16,887
ServiceNow, Inc. (a)	8,025	4,678,575
Smartsheet, Inc. (a)	4,905	217,782
Splunk, Inc. (a)	6,335	686,271
Synopsys, Inc. (a)	5,987	2,704,927
Teradata Corp. (a)	4,000	227,400
Tyler Technologies, Inc. (a)	1,239	491,425
UiPath, Inc. Class A (a)(b)	11,308	204,449
Unity Software, Inc. (a)(b)	4,452	204,080
VMware, Inc. Class A (a)	8,477	1,336,230
Workday, Inc. Class A (a)	7,794	1,848,191
Zscaler, Inc. (a)	3,436	551,066
		157,788,423
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	588,288	115,569,170
HP, Inc.	6,998	229,744
NetApp, Inc.	3,324	259,305
Pure Storage, Inc. Class A (a)	8,632	319,298
		116,377,517
TOTAL INFORMATION TECHNOLOGY		379,922,618
MATERIALS - 0.7%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (a)	952	30,464
Ecolab, Inc.	7,616	1,394,794
FMC Corp.	749	72,076
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,124	15,371
Linde PLC	1,819	710,629
PPG Industries, Inc.	2,315	333,129
RPM International, Inc.	978	101,037
Sherwin-Williams Co.	7,809	2,159,189
The Scotts Miracle-Gro Co. Class A	1,590	111,364
		4,928,053
Construction Materials - 0.0%
Eagle Materials, Inc.	919	169,436
Vulcan Materials Co.	1,138	250,929
		420,365
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	5,368	20,291
Avery Dennison Corp.	1,043	191,922
Graphic Packaging Holding Co.	6,356	153,815
Sealed Air Corp.	3,093	141,103
		507,131
Metals & Mining - 0.0%
Southern Copper Corp.	3,359	293,711
TOTAL MATERIALS		6,149,260
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	18,350	3,492,189
Crown Castle International Corp.	1,821	197,196
Equinix, Inc.	1,848	1,496,732
Equity Lifestyle Properties, Inc.	2,270	161,579
Iron Mountain, Inc.	5,634	345,928
Lamar Advertising Co. Class A	2,618	258,397
Public Storage	3,589	1,011,201
SBA Communications Corp. Class A	437	95,681
Simon Property Group, Inc.	2,780	346,388
Sun Communities, Inc.	1,041	135,642
UDR, Inc.	741	30,292
		7,571,225
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	6,849	575,111
TOTAL REAL ESTATE		8,146,336
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	16,093	348,092
Vistra Corp.	4,220	118,413
		466,505
TOTAL COMMON STOCKS (Cost $576,325,560)		882,152,982

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $397,891)	400,000	397,836

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	2,618,432	2,618,956
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	5,080,249	5,080,757
TOTAL MONEY MARKET FUNDS (Cost $7,699,713)		7,699,713

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $584,423,164)	890,250,531
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,717,763)
NET ASSETS - 100.0%	885,532,768

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6	Sep 2023	1,902,900	107,697	107,697
CME E-mini S&P 500 Index Contracts (United States)	6	Sep 2023	1,384,350	36,955	36,955

TOTAL FUTURES CONTRACTS					144,652
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $216,821.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	3,178,341	27,034,323	27,593,708	33,325	-	-	2,618,956	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	6,762,987	14,495,945	16,178,175	8,947	-	-	5,080,757	0.0%
Total	9,941,328	41,530,268	43,771,883	42,272	-	-	7,699,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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